Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Non-current
Loans and borrowings	€ 140,146		€ 54,764
Lease liabilities	23,855	[1]	28,817
Total	164,001		83,581
Current
Loans and borrowings	51,105		109,902
Derivative warrant liabilities	7,305	[1]	70
Lease liabilities	3,386	[1]	4,287
Total	61,796		114,259
Loans [Member]
Non-current
Loans and borrowings	128,314		54,764
Current
Loans and borrowings	986		51,136
Affected Suppliers [Member]
Non-current
Loans and borrowings	11,832
Current
Loans and borrowings	309
Working Capital Line Of Credit [Member]
Current
Loans and borrowings	€ 49,810		€ 58,766

[1]	Unaudited